Financial Instruments - Schedule of Fair Value Measurement (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Line Items]
Expected volatility	95.93%
annual risk free interest	3.88%
Warrants [Member]
Financial Instruments [Line Items]
Expected term		5 years 3 months 18 days
Expected volatility		89.94%
annual risk free interest		3.88%
dividend yield		0.00%
Convertible debt instrument [Member]
Financial Instruments [Line Items]
DLOM		26.10%
Top of Range [Member]
Financial Instruments [Line Items]
Expected volatility		96.04%
annual risk free interest		4.31%
Bottom of Range [Member]
Financial Instruments [Line Items]
Expected volatility		93.54%
annual risk free interest		3.56%
Warrants [Member]
Financial Instruments [Line Items]
dividend yield	0.00%
Warrants [Member] | Top of Range [Member]
Financial Instruments [Line Items]
Expected term	4 years 6 months
Expected volatility	97.31%
annual risk free interest	4.30%
Warrants [Member] | Bottom of Range [Member]
Financial Instruments [Line Items]
Expected term	1 year 6 months
Expected volatility	129.83%
annual risk free interest	4.54%